CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 54,873	$ 63,552
Securities	19,256	18,497
Trade receivables	4,164	4,755
Tax receivables	1,092	282
Other receivables	64,446	39,518
Inventories	1,100	1,413
Restricted cash	142	175
Deposits, prepaid and other	581	1,019
Total current assets	145,654	129,211
Non-current Assets
Securities	3,625	3,721
Loan receivable		1,237
Real estate for sale	12,867	13,954
Investment property	34,430	36,908
Property, plant and equipment	49,065	51,883
Interests in resource properties	254,706	261,355
Deferred income tax assets	9,619	10,856
Total non-current assets	364,312	379,914
Total Assets	509,966	509,125
Current Liabilities
Account payables and accrued expenses	11,346	15,680
Income tax liabilities	1,002	457
Total current liabilities	12,348	16,137
Non-current Liabilities
Bond payables	35,227	38,053
Loan payable	6,817	5,223
Decommissioning obligations	15,096	14,072
Deferred income tax liabilities	67,461	66,115
Other	483	801
Total non-current liabilities	125,084	124,264
Total liabilities	137,432	140,401
Equity
Capital stock, at par value of US$0.001 per share and fully paid	19	16
Additional paid-in capital	312,468	312,471
Treasury stock	(2,643)	(2,643)
Contributed surplus	18,988	16,627
Retained earnings	9,078	1,378
Accumulated other comprehensive income	27,690	33,695
Shareholders' equity	365,600	361,544
Non-controlling interests	6,934	7,180
Total equity	372,534	368,724
Total liabilities and equity	$ 509,966	$ 509,125